LEASES	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
LEASES
NOTE 7: LEASES
As a lessee, the Company assesses if a contract is or contains a lease at inception of the contract. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
The Company recognizes a right-of-use asset and a lease liability at the commencement date, except for short-term leases of twelve months or less and leases for which the underlying asset is of low value, which are expensed in the consolidated statement of operations on a straight-line basis over the lease term.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease, or, if not readily determinable, the incremental borrowing rate specific to the country, term and currency of the contract. Lease payments can include fixed payments, variable payments that depend on an index or rate known at the commencement date, as well as any extension or purchase options, if the Company is reasonably certain to exercise these options. The lease liability is subsequently measured at amortized cost using the effective interest method and remeasured with a corresponding adjustment to the related right-of-use asset when there is a change in future lease payments in case of renegotiation, changes of an index or rate or in case of reassessments of options.
The right-of-use asset comprises, at inception, the initial lease liability, any initial direct costs and, when applicable, the obligations to refurbish the asset, less any incentives granted by the lessors. The right-of-use asset is subsequently depreciated, on a straight-line basis, over the lease term or, if the lease transfers the ownership of the underlying asset to the Company at the end of the lease term or, if the cost of the right-of-use asset reflects that the lessee will exercise a purchase option, over the estimated useful life of the underlying asset. Right-of-use assets are also subject to testing for impairment if there is an indicator that they may be impaired.
Variable lease payments not included in the measurement of the lease liabilities are expensed to the consolidated statement of operations in the period in which the events or conditions which trigger those payments occur.
In the statement of financial position, right-of-use assets and lease liabilities are classified, respectively, as part of property, plant and equipment and short-term/long-term debt.
Following the adoption of IFRS 16 "Leases" on January 1, 2019, the Company recognized lease liabilities and right-of-use assets for operating lease contracts with fixed terms and future minimum lease payments as summarized in the following table:

Non-cancellable operating lease commitments as of December 31, 2018*	1,869
Recognition exemption for leases of low-value assets	(58)
Recognition exemption for short-term leases	(20)
Undiscounted operating lease commitments as of January 1, 2019	1,791
Effects of discounting using incremental borrowing rates (weighted average rate of 4.7%)	(632)
Lease liabilities related to assets held for sale	(23)
Additional lease liabilities as of January 1, 2019 from leases previously classified as operating leases in accordance with IAS 17	1,136
* As reported in the consolidated financial statements for the year ended December 31, 2018
Following the application of the modified retrospective method at the date of implementation of IFRS 16 on January 1, 2019, whereby right-of-use assets of 1,405 were measured at an amount equal to the lease liabilities of 1,136, increased by 77 related to favorable terms of operating leases acquired as part of previous business combinations and 192 related to amounts prepaid for the right of use of land, both reclassified from intangible assets. There was no impact on deferred tax assets and deferred tax liabilities as the corresponding deferred tax assets and deferred tax liabilities attributable to the lease liabilities and right-of-use assets relate to income taxes levied by the same taxation authority within the same legal entity and were therefore offset.
For leases that were classified as finance leases applying IAS 17, the carrying amount of the right-of-use asset and the lease liability at the date of initial application is the carrying amount of the lease asset and lease liability immediately before that date measured applying IAS 17 on December 31, 2018. The carrying amount of finance lease assets and lease liabilities was 363 and 423, respectively as of December 31, 2018. Accordingly, the total right-of-use assets and lease liabilities as of January 1, 2019 were 1,768 and 1,559, respectively.
There were no impacts on retained earnings upon implementation of IFRS 16.
Balances for the Company’s lease activities are summarized as follows:

	As at December 31, 2020	As at December 31, 2019
Lease liabilities	815	1,127
Right of-use assets:
Land, buildings and improvements	761	854
Machinery, equipment and others	278	381
Total right-of-use assets	1,039	1,235

	Year ended December 31, 2020	Year ended December 31, 2019
Depreciation and impairment charges:
Land, buildings and improvements	114	118
Machinery, equipment and others	101	288
Total depreciation and impairment charges	215	406

Other lease related expenses:
Interest expense on lease liabilities	66	98
Expenses of short-term leases	134	165
Expenses of leases of low-value assets	61	68
Expenses related to variable lease payments not included in the measurement of lease liabilities	73	65

Additions to right-of-use assets	233	259
Lease payments recorded as reduction of lease liabilities and cash outflow from financing activities	242	320
The Company's lease contracts relate to a variety of assets used in its operational and administrative activities through several units, such as land, buildings, vehicles, industrial machinery, logistic and commercial facilities and power generation facilities. There are no sale and lease back transactions and no restrictions or covenants are imposed by the Company's current effective lease contracts.
The decrease in right-of-use assets and lease liabilities in 2020 resulted mainly from the sale of ArcelorMittal USA (see note 2.3.1) for 149 and 278, respectively.
The maturity analysis of the lease liabilities as of December 31, 2020 and December 31, 2019, is as follows:

				December 31, 2020
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Lease liabilities (undiscounted)	217	265	156	778	1,416

				December 31, 2019
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Lease liabilities (undiscounted)	279	369	209	513	1,370
Expenses for variable lease payments relate to rental fees that vary based on the actual level of activities or performance of the underlying leased assets such as a percentage of sales of the Company's goods through certain leased commercial warehouses and fixed rental fees per actual unit of output produced or transported by the leased assets.
An estimation of the future cash outflows to which the Company is potentially exposed in relation to those contracts involving variable lease payments, which are not reflected in the measurement of lease liabilities as of December 31, 2020 and December 31, 2019, is as follows:

					December 31, 2020
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Potential variable lease payments	58	99	68	123	348

					December 31, 2019
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Potential variable lease payments	61	91	69	73	294
Also, some of the Company's lease contracts have extension and/or termination options as well as residual value guarantees whose amounts are not reflected in the measurement of the lease liabilities as of December 31, 2020 and December 31, 2019. The potential addition/(reduction) in future cash outflows to which the Company is exposed in case such options are exercised or the guarantees required are as shown in the table below:

				December 31, 2020
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Potential extension options	1	1	—	1	3
Potential termination options	(1)	—	—	—	(1)
Potential residual value guarantees	1	1	2	3	7

				December 31, 2019
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Potential extension options	1	8	13	16	38
Potential termination options	(2)	(2)	(1)	(1)	(6)
Potential residual value guarantees	1	1	1	—	3
Undiscounted amounts related to lease contracts not yet commenced and therefore not included in the recognized lease liabilities as of December 31, 2020 and December 31, 2019, to which the Company is committed are described below:

				December 31, 2020
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Leases not yet commenced	2	6	9	51	68

				December 31, 2019
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Leases not yet commenced	2	8	8	13	31
There were neither income from subleasing right-of-use assets nor gains or losses from sales and leaseback for the years ended December 31, 2020 and December 31, 2019.